Employee Benefit Plan, Comprehensive Text Block	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Plan Termination [Line Items]
EBP, Plan Termination
7. PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would receive distribution of their accounts.